Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	APPLETON FUNDS
Central Index Key	0001127451
Amendment Flag	false
Document Creation Date	Apr 30, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

Appleton Equity Growth Fund
APPLETON EQUITY GROWTH FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment).
Shareholder Fees (USD $)	Appleton Equity Growth Fund
Wire Redemption	9

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Appleton Equity Growth Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.26%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	2.52%
Fee Waiver and Expense Reimbursement		(1.01%)
Net Expenses		1.51%
[1]	AFFE are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. AFFE fees are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.
[2]	Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent "Annual Fund Operating Expenses" exceed 1.50% of the Fund's average daily net assets (the "Expense Limitation Agreement"). This expense limitation will remain in effect until April 30, 2013, but can be terminated by a vote of the Board of Trustees or the Fund if they deem the termination to be beneficial to the Fund shareholders.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Appleton Equity Growth Fund	154	688	1,250	2,780

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. By combining macro-economic and micro-economic factors, the Fund seeks the best-positioned companies within the fastest growing industries. In pursuing the Fund’s investment objective, the Adviser first employs top-down analysis to select specific industry groups demonstrating growth potential. A bottom-up approach is then used to select particular companies within the industry groups.
THE PRINCIPAL RISKS
The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. In addition, securities of small-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s average annual returns from year to year, together with the best and worst quarters. The accompanying table shows the Fund’s average annual total returns for periods ended December 31, 2011 and compares the returns to those of a broad-based securities market index. The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 15.24% during the quarter ended December 31, 2001, and the lowest return for a quarter was –24.73% during the quarter ended December 31, 2008.
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns		One Year	Five Year	Ten Year
Appleton Equity Growth Fund		(4.29%)	0.75%	0.41%
Appleton Equity Growth Fund Return After Taxes on Distributions	[1]	(4.29%)	0.74%	0.39%
Appleton Equity Growth Fund Return After Taxes on Distributions and Sale of Fund Shares		(2.79%)	0.64%	0.34%
Appleton Equity Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Appleton Equity Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account ("IRA").

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	APPLETON FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	APPLETON EQUITY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. By combining macro-economic and micro-economic factors, the Fund seeks the best-positioned companies within the fastest growing industries. In pursuing the Fund’s investment objective, the Adviser first employs top-down analysis to select specific industry groups demonstrating growth potential. A bottom-up approach is then used to select particular companies within the industry groups.
Risk [Heading]	rr_RiskHeading	THE PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. In addition, securities of small-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s average annual returns from year to year, together with the best and worst quarters. The accompanying table shows the Fund’s average annual total returns for periods ended December 31, 2011 and compares the returns to those of a broad-based securities market index. The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund’s average annual returns from year to year, together with the best and worst quarters. The accompanying table shows the Fund’s average annual total returns for periods ended December 31, 2011 and compares the returns to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 15.24% during the quarter ended December 31, 2001, and the lowest return for a quarter was –24.73% during the quarter ended December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Appleton Equity Growth Fund | Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption	rr_RedemptionFee	9
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)
Net Expenses	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,780
2001	rr_AnnualReturn2001	(24.40%)
2002	rr_AnnualReturn2002	(31.75%)
2003	rr_AnnualReturn2003	24.03%
2004	rr_AnnualReturn2004	7.04%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	8.00%
2007	rr_AnnualReturn2007	19.15%
2008	rr_AnnualReturn2008	(38.41%)
2009	rr_AnnualReturn2009	23.55%
2010	rr_AnnualReturn2010	19.65%
2011	rr_AnnualReturn2011	(4.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
One Year	rr_AverageAnnualReturnYear01	(4.29%)
Five Year	rr_AverageAnnualReturnYear05	0.75%
Ten Year	rr_AverageAnnualReturnYear10	0.41%
Appleton Equity Growth Fund | Return After Taxes on Distributions | Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.29%)	[3]
Five Year	rr_AverageAnnualReturnYear05	0.74%	[3]
Ten Year	rr_AverageAnnualReturnYear10	0.39%	[3]
Appleton Equity Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.79%)
Five Year	rr_AverageAnnualReturnYear05	0.64%
Ten Year	rr_AverageAnnualReturnYear10	0.34%
Appleton Equity Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Appleton Equity Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Year	rr_AverageAnnualReturnYear05	2.50%
Ten Year	rr_AverageAnnualReturnYear10	2.60%

[1]	AFFE are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. AFFE fees are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.
[2]	Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent "Annual Fund Operating Expenses" exceed 1.50% of the Fund's average daily net assets (the "Expense Limitation Agreement"). This expense limitation will remain in effect until April 30, 2013, but can be terminated by a vote of the Board of Trustees or the Fund if they deem the termination to be beneficial to the Fund shareholders.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account ("IRA").

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	APPLETON FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012